Goodwill (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Temporary Equity, Foreign Currency Translation Adjustments	$ 1.7	$ 1.2